Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
4. Fair Value of Financial Assets and Liabilities
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2023 and 2022:

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents—money market funds	$96,707	$—	$—	$96,707

	$96,707	$—	$—	$96,707

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents—money market funds	$91,095	$—	$—	$91,095

	$91,095	$—	$—	$91,095

During the years ended December 31, 2023 and 2022, there were no transfers between levels.